PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 2,257	£ 2,848
Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	1,095	1,301
Later than one year and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	1,156	1,419
Later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 6	£ 128